Debt, AVIC Facility (Details) - USD ($)				12 Months Ended
	Mar. 15, 2022	Feb. 28, 2022	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Abstract]
Proceeds from sale of vessel				$ 71,714,000	$ 35,886,000	$ 310,016,000
M/T Eco Los Angeles [Member]
Debt [Abstract]
Proceeds from sale of vessel		$ 18,640,000
M/T Eco City of Angels [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 18,640,000
AVIC Facility [Member]
Debt [Abstract]
Term of time charter				10 years
Balloon installment payable at maturity				$ 11,288,000
AVIC Facility [Member] | February 18, 2020 to February 17, 2025 [Member]
Debt [Abstract]
Bareboat hire rate per day			$ 9,435
AVIC Facility [Member] | February 18, 2025 to February 17, 2030 [Member]
Debt [Abstract]
Bareboat hire rate per day			9,090
AVIC Facility [Member] | M/T Eco Los Angeles and M/T Eco City of Angels [Member]
Debt [Abstract]
Proceeds from sale of vessel			$ 60,200,000
AVIC Facility [Member] | M/T Eco Los Angeles [Member]
Debt [Abstract]
Purchase price of vessel		$ 27,197,000
AVIC Facility [Member] | M/T Eco City of Angels [Member]
Debt [Abstract]
Purchase price of vessel	$ 27,163,000